PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

		December 31,
	Useful Lives	2020	2019
Computers and office equipment	3 years	$1,684	$1,750
Furniture and fixtures	5 years	305	901
Leasehold improvements	7 years	320	503
Software development costs	3 years	18,913	8,798
Total		21,222	11,952
Less: Accumulated depreciation and amortization		(6,206)	(3,224)
Property and equipment, net		$15,016	$8,728